Premises and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Land improvements reduced due to transferred to assets held for sale	$ 167	$ 167
Annual increase in monthly payment	2.00%
Operating lease expiration date	Mar. 31, 2014
Additional monthly payments for additional office space	3
Subsidiary [Member]
Operating Leased Assets [Line Items]
Operating lease with Smith Ghent LLC	10 years
Operating lease monthly payments	$ 11